Financial Assets and Liabilities - Additional Information (Details)					1 Months Ended	12 Months Ended
	Mar. 08, 2023	Dec. 21, 2022 $ / shares shares	Nov. 19, 2021 $ / shares shares	Jun. 29, 2018 USD ($)	Nov. 30, 2021 USD ($)	Jun. 30, 2024 USD ($) shares	Jun. 30, 2023 USD ($) shares	Jun. 30, 2022 USD ($)	Jan. 10, 2024 $ / shares shares	Jan. 09, 2024	Dec. 31, 2022 $ / shares shares	Jul. 08, 2022
Disclosure Of Financial Assets And Liabilities [Line Items]
Gain (loss) recognized in comprehensive income, for change in fair value of financial assets						$ (700,000)	$ 0	$ (300,000)
Borrowings						114,345,000	108,763,000
Repayments of borrowings, classified as financing activities						10,000,000	0	55,458,000
Foreign currency balance held						87,028,000	82,399,000
Financial liabilities						152,954,000	151,533,000
Warrants fair value at grant date						4,600,000	5,400,000
Gain (loss) on remeasurement of warrant liability						$ 800,000	$ 2,200,000
Level 3 | Unlisted Equity Securities
Disclosure Of Financial Assets And Liabilities [Line Items]
Percentage of assets measured at fair value						100.00%	100.00%
Fixed interest rate
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings						$ 118,923,000	$ 116,495,000
Warrants
Disclosure Of Financial Assets And Liabilities [Line Items]
Number of shares warrants granted to purchase (in shares) | shares						1,112,340	2,224,669
Oaktree Capital Management, L.P.
Disclosure Of Financial Assets And Liabilities [Line Items]
Repayments of borrowings, classified as financing activities					$ 50,000,000.0
Borrowings, interest rate					9.75%
Borrowings, unpaid interest portion per annum					1.75%
Oaktree Capital Management, L.P. | Tranche One
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings, interest rate					9.75%
Oaktree Capital Management, L.P. | Tranche Two
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings, interest rate					8.00%
Oaktree Capital Management, L.P.
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings term					5 years
Borrowings, interest period					3 years
Percentage of principal amortizes over two years					5.00%
Borrowings principal amortization period					2 years
Percentage of premium for volume-weighted average price		15.00%	15.00%
Issuance warrants exercised period	7 years		7 years
Remeasurement of borrowing arrangements within finance gains (loss)						$ (2,300,000)	$ (1,600,000)
Oaktree Capital Management, L.P. | Refinancing and Expansion of Senior Debt Facility
Disclosure Of Financial Assets And Liabilities [Line Items]
Depository receipt ratio									10	5
Percentage of share premium price											15.00%
Warrant exercise term	7 years
Oaktree Capital Management, L.P. | American Depositary Shares
Disclosure Of Financial Assets And Liabilities [Line Items]
Exercise Price | $ / shares			$ 7.26
Oaktree Capital Management, L.P. | American Depositary Shares | Refinancing and Expansion of Senior Debt Facility
Disclosure Of Financial Assets And Liabilities [Line Items]
Exercise Price | $ / shares									$ 14.36		$ 3.70
Oaktree Capital Management, L.P. | Warrants
Disclosure Of Financial Assets And Liabilities [Line Items]
Number of shares warrants granted to purchase (in shares) | shares			1,769,669
Oaktree Capital Management, L.P. | Warrants | Refinancing and Expansion of Senior Debt Facility
Disclosure Of Financial Assets And Liabilities [Line Items]
Number of shares warrants granted to purchase (in shares) | shares											455,000
Oaktree Capital Management, L.P. | November 2021 Warrants | Refinancing and Expansion of Senior Debt Facility
Disclosure Of Financial Assets And Liabilities [Line Items]
Number of shares warrants granted to purchase (in shares) | shares			1,769,669						884,838
Oaktree Capital Management, L.P. | November 2021 Warrants | American Depositary Shares
Disclosure Of Financial Assets And Liabilities [Line Items]
Number of shares warrants granted to purchase (in shares) | shares			1,769,669						884,838
Exercise Price | $ / shares			$ 7.26						$ 14.36
Oaktree Capital Management, L.P. | November 2021 Warrants | American Depositary Shares | Refinancing and Expansion of Senior Debt Facility
Disclosure Of Financial Assets And Liabilities [Line Items]
Exercise Price | $ / shares			$ 7.26
Oaktree Capital Management, L.P. | December 2022 Warrants | Refinancing and Expansion of Senior Debt Facility
Disclosure Of Financial Assets And Liabilities [Line Items]
Number of shares warrants granted to purchase (in shares) | shares									227,502		455,000
Oaktree Capital Management, L.P. | December 2022 Warrants | American Depositary Shares
Disclosure Of Financial Assets And Liabilities [Line Items]
Number of shares warrants granted to purchase (in shares) | shares		455,000							227,502
Exercise Price | $ / shares		$ 3.70							$ 7.24
Oaktree Capital Management, L.P. | December 2022 Warrants | American Depositary Shares | Refinancing and Expansion of Senior Debt Facility
Disclosure Of Financial Assets And Liabilities [Line Items]
Exercise Price | $ / shares									$ 7.24		$ 3.70
NovaQuest Capital Management, L.L.C.
Disclosure Of Financial Assets And Liabilities [Line Items]
Remeasurement of borrowing arrangements within finance gains (loss)						100,000	900,000	$ 500,000
Minimum unrestricted cash balance						25,000,000.0
NovaQuest Capital Management, L.L.C. | Level 2
Disclosure Of Financial Assets And Liabilities [Line Items]
Foreign currency balance held						0	0
Financial liabilities						0	0
NovaQuest Capital Management, L.L.C. | Level 1
Disclosure Of Financial Assets And Liabilities [Line Items]
Foreign currency balance held						0	0
Financial liabilities						$ 0	$ 0
NovaQuest Capital Management, L.L.C. | Fixed interest rate
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings principal amount				$ 40,000,000.0
Borrowings term				8 years
Borrowings, interest period				4 years
Borrowings, interest rate				15.00%
Borrowings principal amortization period												4 years
Sales percentage against payment cap amount												25.00%
NovaQuest Capital Management, L.L.C. | Contingent Consideration Provision | Level 3
Disclosure Of Financial Assets And Liabilities [Line Items]
Percentage of liabilities measured at fair value						100.00%	100.00%
NovaQuest Capital Management, L.L.C. | Tranche One | Fixed interest rate
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings				$ 30,000,000.0
Top of range
Disclosure Of Financial Assets And Liabilities [Line Items]
Trade receivables settlement period						60 days